FUND PROFILE

                          Intermediate-Term Treasury

                                INVESTOR CLASS

                               January 15, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site at or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

                                 BENHAM GROUP




                         AMERICAN CENTURY INVESTMENTS

                          INTERMEDIATE-TERM TREASURY

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Intermediate-Term Treasury seeks the highest level of current income exempt from state income tax while main- taining safety of capital.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers buy intermediate-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund managers also may buy intermediate-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in these securities.

        The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be between three and 10 years.

        Additional information about Intermediate-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Treasury than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

     * As with all funds, at any given time the value of your shares of Intermediate-Term Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, Intermediate-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax while maintaining safety of capital and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

        The following bar chart shows the actual performance of Intermediate-Term Treasury's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                            1989    1990   1991   1992   1993    1994    1995   1996   1997   1998
Intermediate-Term Treasury 11.93%  9.20%  13.75%  6.55%  7.91%  -2.34%  13.70%  4.08%  8.38%  8.94

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Intermediate-Term Treasury is intended for investors with a long-term investment horizon and is not managed for short-term results.


INTERMEDIATE-TERM TREASURY                          AMERICAN CENTURY INVESTMENTS

[bar chart]
     Highest and Lowest Quarterly Returns
          Quarter Ended 6/30/89      6.67%
          Quarter Ended 3/31/94     -2.04%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon 3- to 10-Year Treasury Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                           1         5        10        LIFE OF
                                          YEAR      YEARS     YEARS       FUND
      AVERAGE ANNUAL TOTAL RETURNS
     (PERIOD ENDED DECEMBER 31, 1998)
       Intermediate-Term Treasury         8.94%     6.41%     8.04%       8.86%
       Salomon 3- to 10-Year
         Treasury Index                  10.21%     7.14%     8.67%       9.88%

       For current performance information, including yields, please call us or access our Web site.

4.  WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                           0.51%(1)
           Distribution and Service (12b-1) Fees     None
           Other Expenses(2)                         0.00%
           Total Annual Fund Operating Expenses      0.51%

        (1 )Based on assets as of March 31, 1998. The fund has a stepped fee schedule. As a result, the management fee generally decreases as fund assets increase.

        (2 )Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

        EXAMPLE
             Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                1 year     3 years      5 years     10 years
                  $52       $164         $285          $640

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Intermediate-Term Treasury team are identified below:

        DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the team that manages Intermediate-Term Treasury since January 1992. He joined American Century in 1990. He has a bachelor of arts from Pomona College.

        ROBERT GAHAGAN, Vice President and Portfolio Manager, has been a member of the team that manages Intermediate-Term Treasury since January 1998. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri, Kansas City.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                         INTERMEDIATE-TERM TREASURY


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Intermediate-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as:

  * telephone transactions
  * wire and electronic funds transfers
  * 24-hour Automated Information Line transactions
  * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP-, SARSEP- AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX  816-340-7962

SH-PRF-14851   9901
                                                        Funds Distributor, Inc.

                                 FUND PROFILE

                              Long-Term Treasury

                                INVESTOR CLASS

                               January 15, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                                 BENHAM GROUP




                         AMERICAN CENTURY INVESTMENTS

                              LONG-TERM TREASURY

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Long-Term Treasury seeks the highest level of current income exempt from state income tax while maintaining safety of capital.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers buy long-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund managers also may buy intermediate-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in these securities.

        The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be between 20 and 30 years.

        Additional information about Long-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Long-Term Treasury than for funds that have shorter weighted average maturities, such as money market, short-term and intermediate-term bond funds.

     * As with all funds, at any given time the value of your shares of Long-Term Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, Long-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax while maintaining safety of capital and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Long-Term Treasury's Investor Class shares for each calendar year since the fund's inception on September 8, 1992. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
CALENDAR YEAR-BY-YEAR RETURNS
                       1993      1994     1995      1996     1997     1998
Long-Term Treasury    17.64%    -9.25%    29.25%   -1.36%   14.76%   12.76

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Long-Term Treasury is intended for investors with a long-term investment horizon and is not managed for short-term results.


FUND PERFORMANCE                                    American Century Investments

[bar chart]
     Highest and Lowest Quarterly Returns
          Quarter Ended 6/30/95      10.48%
          Quarter Ended 3/31/96      -7.00%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon Long-Term Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                                1 YEAR   5 YEARS    LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS
        (PERIOD ENDED DECEMBER 31, 1998)
      Long-Term Treasury                        12.76%     8.41%        9.38%
      Salomon Long-Term Treasury/Agency Index   13.38%     9.35%       10.40%

     For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                       0.51%(1)
         Distribution and Service (12b-1) Fees               None
         Other Expenses(2)                                   0.01%
         Total Annual Fund Operating Expenses                0.52%

        (1 )Based on assets as of March 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2 )Other expenses include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses.

          EXAMPLE
              Assuming you . . .
           *   invest $10,000 in the fund
           *   redeem your shares at the end of the periods shown below
           *   earn a 5% return each year
           *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

             1 year      3 years     5 years     10 years
               $53        $167        $291          $653

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Long-Term Treasury team are identified below:

        DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the team that manages Long-Term Treasury since September 1992. He joined American Century in 1990. He has a bachelor of arts from Pomona College.

        CASEY COLTON, Vice President and Senior Portfolio Manager, has been a member of the team that manages Long-Term Treasury since January 1996. He joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and an MBA from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.


FUND PROFILE                                                 LONG-TERM TREASURY


6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application
    * Call us and exchange shares from another American Century fund
    * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Long-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Long-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

        Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP-, SARSEP- AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14852   9901

                                                        Funds Distributor, Inc.

                                 FUND PROFILE

                              Short-Term Treasury

                                INVESTOR CLASS

                               January 15, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                                 BENHAM GROUP




                         AMERICAN CENTURY INVESTMENTS

                              SHORT-TERM TREASURY

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Short-Term Treasury seeks the highest level of current income exempt from state income tax while maintaining safety of capital.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund managers also may buy short-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in these securities.

        The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be between 13 months and three years.

        Additional information about Short-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Treasury than for funds that have shorter weighted average maturities, such as money market funds.

     * As with all funds, at any given time the value of your shares of Short-Term Treasury may be worth more or less than the Short-Term Treasury price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, Short-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax while maintaining safety of capital and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Short-Term Treasury's Investor Class shares for each calendar year since the fund's inception on September 8, 1992. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
CALENDAR YEAR-BY-YEAR RETURNS
                       1993      1994    1995     1996     1997     1998
Short-Term Treasury    5.32%    0.15%    9.93%    4.12%    6.11%     6.44

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     Highest and Lowest Quarterly Returns
          Quarter Ended 3/31/95      3.14%
          Quarter Ended 3/31/94     -0.54%


SHORT-TERM TREASURY                                 American Century Investments


        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lehman 1- to 3-Year Government Securities Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                          1 YEAR      5 YEARS     LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS
     (PERIOD ENDED DECEMBER 31, 1998)
         Short-Term Treasury               6.44%       5.30%          5.07%
         Lehman 1- to 3-Year
           Government Securities Index     6.96%       5.96%          5.66%

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.51%(1)
           Distribution and Service (12b-1) Fees           None
           Other Expenses(2)                              0.02%
           Total Annual Fund Operating Expenses           0.53%

        (1 )Based on assets as of March 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2 )Other expenses include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses.

           EXAMPLE
              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                1 year      3 years    5 years       10 years
                  $54        $170       $296            $665

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Short-Term Treasury team are identified below:

        ROBERT V. GAHAGAN, Vice President and Portfolio Manager, has been a member of the team that manages Short-Term Treasury since March 1996. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri, Kansas City.

        NEWLIN RANKIN, Senior Portfolio Manager, has been a member of the team that manages Short-Term Treasury since March 1996. He joined American Century in 1994. He has a bachelor's degree in decision science and an MBA in international finance from the University of San Francisco.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application
    *   Call us and exchange shares from another American Century fund
    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Short-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


FUND PROFILE                                                 SHORT-TERM TREASURY


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Short-Term Treasury pays distributions of substantially Short-Term Treasury all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as:

  * telephone transactions
  * wire and electronic funds transfers
  * 24-hour Automated Information Line transactions
  * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP-, SARSEP- AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX  816-340-7962

SH-PRF-14850   9901
                                                        Funds Distributor, Inc.

                                 FUND PROFILE

                                   GNMA Fund

                                INVESTOR CLASS

                               January 15, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                                 BENHAM GROUP




                         AMERICAN CENTURY INVESTMENTS

                                   GNMA FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        GNMA Fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers buy certificates issued by the Government National Mortgage Association (GNMA). Unlike many other mortgage-backed securities, the timely payment of principal and interest on GNMA certificates is backed by the full faith and credit of the U.S. government. This means that the fund managers receive the fund's share of payments regardless of whether the ultimate borrowers make their payments.

        The fund managers also may buy short-term securities issued by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

        The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

        Additional information about GNMA Fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for GNMA Fund than for funds that have shorter weighted average maturities, such as money market funds.

     * GNMA Fund invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by GNMA Fund, may be prepaid in this fashion. Because of this "prepayment risk," the fund may benefit less from declining interest rates than other short-term funds.

     * As with all funds, at any given time the value of your shares of GNMA Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, GNMA Fund is intended for investors who seek high current income that is consistent with investment in GNMA certificates and who are willing to accept the risks associated with the fund's investment strategy

     FUND PERFORMANCE

        The following bar chart shows the actual performance of GNMA Fund's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
              1989   1990    1991   1992   1993    1994    1995   1996   1997   1998
GNMA Fund    13.90%  10.15% 15.56%  7.67%  6.59%  -1.67%  15.86%  5.21%  8.79%  6.33


GNMA Fund                                           American Century Investments


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     Highest and Lowest Quarterly Returns
          Quarter Ended 6/30/89      7.68%
          Quarter Ended 3/31/94     -2.39%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon 30-year GNMA Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                          1         5         10       LIFE OF
                                         YEAR      YEARS      YEARS      FUND
      AVERAGE ANNUAL TOTAL RETURNS
     (PERIOD ENDED DECEMBER 31, 1998)
               GNMA Fund                 6.33%     6.75%      8.72%      8.70%
               Salomon 30-year
                 GNMA Index              6.82%     7.34%      9.29%      9.60%
                                                         *(index as of 9/30/85)

         For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                0.59%(1)
           Distribution and Service (12b-1) Fees           None
           Other Expenses(2)                              0.00%
           Total Annual Fund Operating Expenses           0.59%

        (1 )Based on assets as of March 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2 )Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

         EXAMPLE
              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above
               . . . your cost of investing in the fund would be:

              1 year     3 years    5 years     10 years
                $60       $189       $329          $738

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the GNMA Fund team are identified below:

        DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the team that manages GNMA Fund since January 1996. He joined American Century in 1990. He has a bachelor of arts from Pomona College.

        CASEY COLTON, Vice President and Senior Portfolio Manager, has been a member of the team that manages GNMA Fund since January 1994. He joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and an MBA from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                                          GNMA Fund


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in GNMA Fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        GNMA Fund pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions
    *   wire and electronic funds transfers
    *   24-hour Automated Information Line transactions
    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP-, SARSEP- AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962


SH-PRF-14849   9901
                                                        Funds Distributor, Inc.

                                 FUND PROFILE

                             Capital Preservation

                                INVESTOR CLASS

                               January 15, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                                BENHAM GROUP




                         AMERICAN CENTURY INVESTMENTS
                             CAPITAL PRESERVATION

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Capital Preservation is a money market fund that seeks maximum safety and liquidity, and to pay shareholders the highest rate of return consistent with this objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund manager buys very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund manager may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund manager may purchase securities in advance to generate additional income.

        Additional information about Capital Preservation's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

     * Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

FUND PERFORMANCE

        The following bar chart shows the actual performance of Capital Preservation's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

     CALENDAR YEAR-BY-YEAR RETURNS
                            1989   1990  1991   1992   1993   1994   1995   1996   1997   1998
     Capital Preservation  8.28%  7.64%  5.62%  3.31%  2.65%  3.63%  5.32%  4.85%  4.97%  4.92%

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     Highest and Lowest Quarterly Returns
               Quarter Ended 6/30/89      2.12%
               Quarter Ended 6/30/93      0.63%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.


CAPITAL PRESERVATION                                AMERICAN CENTURY INVESTMENTS


                                      1         5        10        LIFE OF
                                     YEAR      YEARS     YEARS       FUND
    AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     Capital Preservation            4.92%     4.74%     5.10        5.31%
     90-Day Treasury Bill Index      4.50%     4.95%     5.28%       7.05%

     For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                  0.48%(1)
         Distribution and Service (12b-1) Fees           None
         Other Expenses(2)                               0.00%
         Total Annual Fund Operating Expenses            0.48%

        (1 )Based on assets as of March 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2 )Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

              1 year        3 years       5 years      10 years
               $49          $154          $269           $604

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager on the Capital Preservation team is identified below:

        AMY O'DONNELL, Portfolio Manager, has been a member of the team that manages Capital Preservation since April 1997. She joined American Century in 1987. She has a bachelor's degree in business administration and an MBA in finance from California State University, Hayward.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Capital Preservation for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


FUND PROFILE                                               CAPITAL PRESERVATION


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Because Capital Preservation is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

        Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP-, SARSEP- AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14847   9901
                                                        Funds Distributor, Inc.

                                 FUND PROFILE

                        Government Agency Money Market

                                INVESTOR CLASS

                               January 15, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                               BENHAM GROUP




                         AMERICAN CENTURY INVESTMENTS

                        GOVERNMENT AGENCY MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Government Agency Money Market seeks to pay the highest rate of return while maintaining liquidity and safety of principal. The fund invests exclusively in short-term obligations of the U.S. government, its agencies and instrumentalities. The fund seeks to purchase only those securities with income that will be exempt from state income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund manager buys very short-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

        The fund manager also may buy very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund manager may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund manager may purchase securities in advance to generate additional income.

        Additional information about Government Agency Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

     * Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

     Fund Performance

        The following bar chart shows the actual performance of Government Agency Money Market's Investor Class shares for each year since the fund's inception on December 5, 1989. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

     CALENDAR YEAR-BY-YEAR RETURNS
                                        1990   1991  1992   1993   1994   1995   1996   1997   1998
     Government Agency Money Market    8.34%  6.01%  3.39%  2.68%  3.75%  5.50%  4.93%  5.07%  5.07%


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     Highest and Lowest Quarterly Returns
          Quarter Ended 3/31/90      2.06%
          Quarter Ended 6/30/93      0.65%


GOVERNMENT AGENCY MONEY MARKET                     AMERICAN CENTURY INVESTMENTS


        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                             1 YEAR     5 YEARS   LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS
     (PERIOD ENDED DECEMBER 31, 1998)
         Government Agency
            Money Market                     5.07%      4.86%        4.98%
         90-Day Treasury Bill Index*         4.50%      4.95%        4.94%
                                                        *(Index as of 12/31/89)

         For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                            0.48%(1)
           Distribution and Service (12b-1) Fees     None
           Other Expenses(2)                         0.00%
           Total Annual Fund Operating Expenses      0.48%

        (1 )Based on assets as of March 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2 )Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above
               . . . your cost of investing in the fund would be:

               1 year    3 years      5 years     10 years
                 $49      $154         $268          $603

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager on the Government Agency Money Market team is identified below:

        Amy O'Donnell, Portfolio Manager, has been a member of the team that manages Government Agency Money Market since April 1997. She joined American Century in 1987. She has a bachelor's degree in business administration and an MBA in finance from California State University, Hayward.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application
    *   Call us and exchange shares from another American Century fund
    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Government Agency Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Because Government Agency Money Market is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

FUND PROFILE                                      GOVERNMENT AGENCY MONEY MARKET

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as:

  * telephone transactions
  * wire and electronic funds transfers
  * 24-hour Automated Information Line transactions
  * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.


--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

www.americancentury.com

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Corporate; Not-For-Profit; Foundations; Endowments; Keogh; SEP-, SARSEP- and SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Fax  816-340-7962

SH-PRF-14848   9901
                                                        Funds Distributor, Inc.

                                  FUND PROFILE

                                   Short-Term
                                   Government

                                 INVESTOR CLASS

                                January 15, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

                                 BENHAM GROUP




                         AMERICAN CENTURY INVESTMENTS

                             SHORT-TERM GOVERNMENT

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Short-Term Government seeks high current income while maintaining safety of principal.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers buy short-term securities issued by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be three years or less.

        Additional information about Short-Term Government's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Government than for funds that have shorter weighted average maturities, such as money market funds.

     * Short-Term Government invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by Short-Term Government, may be prepaid in this fashion. Because of this "prepayment risk," the fund may benefit less from declining interest rates than other short-term funds.

     * As with all funds, at any given time the value of your shares of Short-Term Government may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, Short-Term Government is intended for investors who seek high current income that is consistent with investment in securities issued by the U.S. government and its agencies and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Short-Term Government's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                       1989   1990    1991   1992   1993    1994    1995   1996   1997   1998
Short-Term Government  9.99%  7.53%  11.64%  4.39%  4.17%  -0.49%  10.51%  4.11%  6.02%  6.04%


SHORT-TERM TREASURY                                 American Century Investments


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     Highest and Lowest Quarterly Returns
          Quarter Ended 6/30/89      5.13%
          Quarter Ended 3/31/94      -1.03%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon 1- to 3-Year Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                             1       5          10       LIFE OF
                                            YEAR     YEARS      YEARS      FUND
      AVERAGE ANNUAL TOTAL RETURNS
      (PERIOD ENDED DECEMBER 31, 1998)
        Short-Term Government               6.04%    5.18%      6.33%      7.16%
        Salomon 1- to 3-Year
          Treasury/Agency Index             6.98%    5.94%      7.34%      8.25%

      For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                                          0.59%(1)
          Distribution and Service (12b-1) Fees                     None
          Other Expenses(2)                                        0.00%
          Total Annual Fund Operating Expenses                     0.59%

        (1 )Based on assets as of March 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2 )Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
              Assuming you . . .
           *   invest $10,000 in the fund
           *   redeem your shares at the end of the periods shown below
           *   earn a 5% return each year
           *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

           1 year     3 years    5 years    10 years
            $60        $189       $329         $738

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Short-Term Government team are identified below:

        ROBERT V. GAHAGAN, Vice President and Portfolio Manager, has been a member of the team that manages Short-Term Government since December 1990. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri, Kansas City.

        NEWLIN RANKIN, Senior Portfolio Manager, has been a member of the team that manages Short-Term Government since January 1995. He joined American Century in 1994. He has a bachelor's degree in decision science and an MBA in international finance from the University of San Francisco.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application
    *   Call us and exchange shares from another American Century fund
    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                               SHORT-TERM GOVERNMENT


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Short-Term Government for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Short-Term Government pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP-, SARSEP- AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962


SH-PRF-14859   9901
                                                        Funds Distributor, Inc.

                                 FUND PROFILE

                          Inflation-Adjusted Treasury

                                INVESTOR CLASS

                               January 15, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                                 BENHAM GROUP




                         AMERICAN CENTURY INVESTMENTS

                          INFLATION-ADJUSTED TREASURY

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Inflation-Adjusted Treasury seeks total return consistent with investment in U.S. Treasury inflation-adjusted securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund manager buys inflation-indexed U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. These inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

        The fund manager also may buy U.S. Treasury securities that are not inflation-indexed. The fund manager may invest up to 35% of the fund's total assets in these securities.

        The fund manager may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund manager may purchase securities in advance to generate additional income.

        Additional information about Inflation-Adjusted Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * Inflation-adjusted securities are sold based upon an assumption about real interest rates. "Real" interest rates are the market rate of interest minus the anticipated rate of inflation. Changes in real interest rates affect the amount of income the fund generates. Generally, when real interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This real interest rate risk is higher for Inflation-Adjusted Treasury than for funds that do not invest in inflation-indexed securities.

     * As with all funds, at any given time the value of your shares of Inflation-Adjusted Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, Inflation-Adjusted Treasury is intended for investors who seek total return that is consistent with investment in U.S. Treasury inflation-indexed securities and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Inflation-Adjusted Treasury's Investor Class shares for each calendar year since the fund's inception on February 10, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     CALENDAR YEAR-BY-YEAR RETURNS
                                                         1998
     Inflation-Adjusted Treasury                         3.45%

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Inflation-Adjusted Treasury is intended for investors with a long-term investment horizon and is not managed for short-term results.


INFLATION-ADJUSTED TREASURY                        AMERICAN CENTURY INVESTMENTS


[bar chart]
     HIGHEST AND LOWEST QUARTERLY RETURNS
        Quarter Ended 9/30/98                  2.27%
        Quarter Ended 12/31/98                -0.37%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon Brothers Treasury Index and the Salomon Brothers U.S. Inflation-Linked Index, are unmanaged indices that reflect no operating costs, or are included as a benchmark for performance comparisons.


                                                  1 YEAR       LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS
          (PERIOD ENDED DECEMBER 31, 1998)
        Inflation-Adjusted Treasury                 3.45%         2.36%
        The Salomon Treasury Index                   13.49%        16.11%
        Salomon U.S. Inflation-Linked Index         3.92%         3.30%

        For current performance information,
        including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                              0.51%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses(2)                            0.13%
         Total Annual Fund Operating Expenses         0.64%

        (1)Based on assets as of March 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses.

           EXAMPLE
             Assuming you . . .
           *   invest $10,000 in the fund
           *   redeem your shares at the end of the periods shown below
           *   earn a 5% return each year
           *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                     1 year   3 years     5 years     10 years
                       $65       $205        $357        $798

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager on the Inflation-Adjusted Treasury team is identified below:

        DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Treasury since its inception on February 1997. He joined American Century in 1990. He has a bachelor of arts from Pomona College.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application
    * Call us and exchange shares from another American Century fund
    * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILES                                        INFLATION-ADJUSTED TREASURY


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Inflation-Adjusted Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Inflation-Adjusted Treasury pays distributions of substantially all of its income, including "imputed income," monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

        Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP-, SARSEP- AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14853   9901

                                                        Funds Distributor, Inc.